Stock compensation - Options (Details) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 30, 2023	Jan. 19, 2022	Jan. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Stock options
Stock options outstanding, at beginning of period				870,567
Forfeited, Stock options				(85,555)
Stock options outstanding, at end of period				785,012		870,567
Stock options exercisable				197,912
Weighted-Average Per share Exercise Price
Exercise price, at beginning of period				$ 2.81
Granted, exercise price				2.81
Forfeited, exercise price				2.81
Exercise price, at end of period				2.81		$ 2.81
Exercisable, exercise price				$ 2.81
Stock compensation expense				$ 4,400,000
Stock Options
Stock compensation
Number of shares reserved for issuance as equity-based awards			3,000
Vesting period			4 years
Stock options
Stock options outstanding, at beginning of period				2,331
Granted, Stock options						2,524
Forfeited, Stock options						(193)
Stock options outstanding, at end of period						2,331
Weighted-Average Per share Exercise Price
Exercise price, at beginning of period				$ 1,049.60
Granted, exercise price						$ 1,049.60
Forfeited, exercise price						1,049.60
Exercise price, at end of period						$ 1,049.60
Aggregate intrinsic value of stock options outstanding				$ 10,561,716		$ 7,460,132
Stock compensation expense				51,079	$ 41,422	195,830
Unrecognized stock compensation expense				$ 602,264		$ 608,826
Period for recognition				2 years 9 months 21 days		3 years
Estimated fair value of the stock options
Risk-free interest rate	3.77%	1.82%				1.82%
Expected volatility	40.00%	35.00%				35.00%
Expected life (in years)	5 years 1 month 6 days	6 years 3 months				6 years 3 months
Fair value						$ 394.7